Wells, Pipelines, Properties, Plant and Equipment, Net - Narrative (Detail) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization expense			$ 109,420,397	$ 87,402,614
Plugging and abandonment cost			131,336	85,996
Provisions for plugging wells	$ 75,188,303		75,188,303		$ 61,117,106
Translation effect			45,364,460	(27,450,970)
(Impairment) of wells, pipelines, properties, plant and equipment, net	$ (34,292,454)	$ (8,113,061)	(51,841,445)	(74,197,552)
Pemex Exploration And Production
Disclosure of detailed information about property, plant and equipment [line items]
Financing cost			$ 6,403,471	$ 3,565,226
Pemex Exploration And Production | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Financing costs rates			7.82%	5.40%
Pemex Exploration And Production | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Financing costs rates			18.68%	6.64%